Related Party Transactions (Details Textual 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2010
Related Party Transaction [Line Items]
Debt converted to equity				$ 11,200,000
General and administrative	73,529,000	63,214,000	61,761,000
Interest expense	(316,000)	(4,199,000)	(11,021,000)
Falcon Spirit [Member]
Related Party Transaction [Line Items]
Percentage of shares acquired in entity under common control				100.00%
Entity acquired ,Purchase price				44,100,000
Fixed Rate Time Charter Contract Period				7 years 6 months
Additional Fixed Rate Time Charter Contract Period				1 year 6 months
Entity acquired, Purchase price of equity interest				11,300,000
Entity acquired, Purchase price of loan due to Parent				32,800,000
General and administrative		300,000
Interest expense		$ 400,000